EQUITY INVESTMENTS (Tables)	12 Months Ended
Jan. 01, 2023
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments	The summarized financial information as of January 1, 2023 and January 2, 2022 and for the fiscal years ended 2022, 2021 and 2020 is as follows:

	As of
(In thousands)	January 1, 2023	January 2, 2022
Current assets	$556,744	$581,048
Non-current assets	615,107	524,831
Current liabilities	444,202	323,664
Non-current liabilities	304,088	321,557
Non-controlling interest	395,173	402,526

	Fiscal Year Ended
(In thousands)	January 1, 2023	January 2, 2022	January 3, 2021
Revenue	$1,619,358	$1,018,731	$419,582
Gross (loss) profit	$(40,099)	25,204	28,108
Loss from operations	$(177,283)	(27,427)	(10,013)
Net loss	$(159,888)	(126,338)	(13,386)
Net loss attributable to Huansheng JV	$(62,820)	(95,939)	(14,599)

Schedule of Related Party Transactions with TZE and its Affiliates Excluding the JV
The following related party balances and amounts are associated with transactions entered into with TotalEnergies and its affiliates:

	As of
(In thousands)	January 1, 2023	January 2, 2022
Accounts receivable	$770	$821
Accounts payable	8	—
Contract liabilities, current portion	58,852	31,069
Contract liabilities, net of current portion	4,319	23,840
Refund liabilities (Note 6)	22,146	22,566

	Fiscal Year Ended
(In thousands)	January 1, 2023	January 2, 2022	January 3, 2021
Revenue	$76,216	$14,733	$73,599
Interest expense incurred on the 4.00% debentures acquired by TotalEnergies(1)	—	—	2,667
(1)Represents TotalEnergies share of the 4.00% debentures issued by SunPower in December 2015. The proceeds were used to finance our solar cell manufacturing facility in the Philippines which relates to our historical business. As such, the related interest expense was reflected in the Consolidated and Combined Statements of Operations prior to Spin-off. The related obligation on the 4.00% debentures were not transferred to us as part of the Spin-off.
The following related party balances and amounts summarizes transactions entered into with TZE and its affiliates, excluding transactions with Huansheng joint venture:

	As of
(In thousands)	January 1, 2023	January 2, 2022
Advances to suppliers, current	$2,137	$1,816
Prepayment for purchases	12,872	6,294
Advances to suppliers, non current	—	716
Convertible notes (Note 11)	207,000	—

	Fiscal Year Ended
(In thousands)	January 1, 2023	January 2, 2022	January 3, 2021(1)
Payments for purchases of silicon wafer	$87,228	$10,392	$173
Contractual interest expense on 2027 Notes	5,822	—	—
Proceeds for sale of investment	—	—	$3,220
(1) Amount for fiscal year 2020 represents transaction subsequent to Spin-off
Related-party transactions with Huansheng JV are as follows:

	As of
(In thousands)	January 1, 2023	January 2, 2022
Accounts payable	$38,452	$64,498

	Fiscal Year Ended
(In thousands)	January 1, 2023	January 2, 2022	January 3, 2021
Payments made to investee for products/services	$114,518	$140,610	$267,247

Debt Securities, Trading, and Equity Securities, FV-NI

	As of
(In thousands)	January 1, 2023	January 2, 2022
Equity method investment	$3,061	$11,230
Equity investments without readily determinable fair value	4,000	4,000
Total equity investments	$7,061	$15,230